Lease Arrangements - Summary of Future Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease obligations	£ 10	£ 14
Less: future finance charges	0	0
Future finance lease obligations payable	10	14
Total	10	14
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease obligations	5	5
Future finance lease obligations payable	5	5
Total	5	5
In the second to fifth years inclusive [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease obligations	5	9
Future finance lease obligations payable	£ 5	£ 9